Intangible assets - Goodwill allocation (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Goodwill allocation
Total goodwill	$ 8,890	$ 9,012	$ 9,030
Significant assumptions used in recoverable amount for goodwill
Group's equity rate	11.00%	11.00%
Consumer Bank
Goodwill allocation
Total goodwill	$ 3,359	$ 3,359
Business Bank
Goodwill allocation
Total goodwill	2,513	2,513
Westpac Institutional Bank
Goodwill allocation
Total goodwill	487	487
BT Financial Group (Australia)
Goodwill allocation
Total goodwill	2,048	2,048
New Zealand Consumer Banking and Wealth
Goodwill allocation
Total goodwill	470	472
BT New Zealand
Goodwill allocation
Total goodwill	$ 13	13
Hastings
Goodwill allocation
Total goodwill		$ 120
Australia
Significant assumptions used in recoverable amount for goodwill
Group's adjusted pre-tax equity rate	15.70%	15.70%
New Zealand
Significant assumptions used in recoverable amount for goodwill
Group's adjusted pre-tax equity rate	15.30%	15.30%
Parent Entity
Goodwill allocation
Total goodwill	$ 6,844	$ 6,844	$ 6,844
Parent Entity | Consumer Bank
Goodwill allocation
Total goodwill	3,144	3,144
Parent Entity | Business Bank
Goodwill allocation
Total goodwill	2,378	2,378
Parent Entity | Westpac Institutional Bank
Goodwill allocation
Total goodwill	487	487
Parent Entity | BT Financial Group (Australia)
Goodwill allocation
Total goodwill	$ 835	$ 835